Long-Term Debt (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Total Long-term debt	$ 7,961,000	$ 569,000
Less current portion	(4,789,000)	$ (569,000)
Long-term debt, less current portion	3,172,000
Amounts Due To Finance Companies [Member]
Total Long-term debt	80,000
Promissory Notes [Member]
Total Long-term debt	$ 31,000	$ 489,000
Notes To Related Party [Member]
Total Long-term debt		$ 80,000
Senior Secured Convertible Debentures [Member]
Total Long-term debt	$ 2,216,000
First Notes Due Member [Member]
Total Long-term debt	1,613,000
Promissory Notes Due Member [Member]
Total Long-term debt	2,500,000
Earn-out Note Due Member - 2015 [Member]
Total Long-term debt	821,000
Earn-out Note Due Member - 2016 [Member]
Total Long-term debt	$ 700,000